SHAREHOLDERS' EQUITY (Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options | shares	8,267,071
Options and RSUs exercisable | shares	4,902,815
RSUs 0.0 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.00
Exercise price, upper range limit	$ 0.00
Outstanding options | shares	327,093
Outstanding options, Weighted average exercise price	$ 0.00
Options and RSUs exercisable | shares
Exercisable options, Weighted average exercise price	$ 0.00
0.01-2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	0.01
Exercise price, upper range limit	$ 2.00
Outstanding options | shares	3,567,235
Outstanding options, Weighted average remaining contractual life (years)	3 years 7 months 21 days
Outstanding options, Weighted average exercise price	$ 1.18
Options and RSUs exercisable | shares	1,946,534
Exercisable options, Remaining contractual life (in years)	3 years 7 months 21 days
Exercisable options, Weighted average exercise price	$ 3.54
2.01-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	2.01
Exercise price, upper range limit	$ 4.00
Outstanding options | shares	2,186,076
Outstanding options, Weighted average remaining contractual life (years)	4 years 9 months 25 days
Outstanding options, Weighted average exercise price	$ 2.43
Options and RSUs exercisable | shares	769,614
Exercisable options, Remaining contractual life (in years)	4 years 9 months 25 days
Exercisable options, Weighted average exercise price	$ 3.84
4.01-6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	4.01
Exercise price, upper range limit	$ 6.00
Outstanding options | shares	712,509
Outstanding options, Weighted average remaining contractual life (years)	2 years 6 months 21 days
Outstanding options, Weighted average exercise price	$ 5.16
Options and RSUs exercisable | shares	712,509
Exercisable options, Remaining contractual life (in years)	2 years 6 months 21 days
Exercisable options, Weighted average exercise price	$ 2.56
6.01-8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	6.01
Exercise price, upper range limit	$ 8.00
Outstanding options | shares	37,000
Outstanding options, Weighted average remaining contractual life (years)	3 years 11 months 23 days
Outstanding options, Weighted average exercise price	$ 6.73
Options and RSUs exercisable | shares	37,000
Exercisable options, Remaining contractual life (in years)	3 years 11 months 23 days
Exercisable options, Weighted average exercise price	$ 3.98
8.01-10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	8.01
Exercise price, upper range limit	$ 10.00
Outstanding options | shares	777,574
Outstanding options, Weighted average remaining contractual life (years)	3 years 29 days
Outstanding options, Weighted average exercise price	$ 9.07
Options and RSUs exercisable | shares	777,574
Exercisable options, Remaining contractual life (in years)	3 years 29 days
Exercisable options, Weighted average exercise price	$ 3.08
10.01-13.04 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	10.01
Exercise price, upper range limit	$ 13.04
Outstanding options | shares	659,584
Outstanding options, Weighted average remaining contractual life (years)	2 years 10 months 21 days
Outstanding options, Weighted average exercise price	$ 12.38
Options and RSUs exercisable | shares	659,584
Exercisable options, Remaining contractual life (in years)	2 years 10 months 21 days
Exercisable options, Weighted average exercise price	$ 2.89